Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 1		$ 241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 2		0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 3		20,890,900
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 4		428,876
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 5		(1,921,568)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 6		(9,358)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 7		(240,000)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 8		(177,900)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 9		(15,171,000)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 10		0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 11		3,799,950
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 12		$ 241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 1	$ 3,799,950
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 2	241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 3	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 4	20,890,900
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 5	(708,900)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 6	(1,921,568)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 7	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 8	(240,000)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 9	(3,091,050)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 10	(15,171,000)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 11	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 12	$ 3,799,950